Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Employee Benefit and Equity Incentive Plans

We currently maintain the 2017 Plan. The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.

Award Timing Method	We currently maintain the 2017 Plan. The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false